INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Expenses classified by nature and function
Depreciation of leased assets	$ 2,526,174	$ 2,816,343
Obsolescence	335,763	814,026
Production costs
Expenses classified by nature and function
Amortization of intangible assets	111,190	130,260
Analysis and storage	570	5,173
Commissions and royalties	419,089	122,275
Import and export expenses	56,789	188,051
Depreciation of property, plant and equipment	2,014,248	2,274,040
Depreciation of leased assets	1,003,866	320,024
Freight and haulage	1,006,879	1,861,657
Employee benefits and social securities	8,057,497	9,428,993
Maintenance	1,565,609	1,100,483
Energy and fuel	671,376	998,752
Supplies and materials	714,346	791,071
Mobility and travel	126,559	95,638
Publicity and advertising	1,735	2,528
Contingencies	43,598
Share-based incentives	445,153	73,165
Professional fees and outsourced services	1,496,057	2,100,245
Office supplies and registrations fees	139,983	54,041
Insurance	158,218	130,800
Information technology expenses	31,175	20,550
Obsolescence	335,763	814,026
Taxes	288,287	193,533
Miscellaneous	2,715
Total	18,690,702	20,705,305
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	4,454,418	4,421,031
Analysis and storage	156,402	334,532
Commissions and royalties	1,342,811	1,304,013
Import and export expenses	502,588	510,368
Depreciation of property, plant and equipment	1,442,573	1,493,727
Depreciation of leased assets	1,522,308	2,449,547
Impairment of receivables	463,688	510,243
Freight and haulage	9,326,846	7,831,593
Employee benefits and social securities	29,437,292	27,655,561
Maintenance	1,665,461	1,408,342
Energy and fuel	363,024	269,725
Supplies and materials	2,398,596	794,865
Mobility and travel	3,216,650	3,147,898
Publicity and advertising	3,434,408	4,510,067
Contingencies	318,650	61,948
Share-based incentives	10,641,213	2,484,831
Professional fees and outsourced services	6,257,187	10,217,378
Professional fees related parties	134,366	53,501
Office supplies and registrations fees	927,625	999,428
Insurance	1,602,483	2,310,796
Information technology expenses	2,821,390	2,322,092
Taxes	9,611,667	8,710,646
Miscellaneous	145,380	504,011
Total	92,187,026	84,306,143
Total
Expenses classified by nature and function
Amortization of intangible assets	4,565,608	4,551,291
Analysis and storage	156,972	339,705
Commissions and royalties	1,761,900	1,426,288
Import and export expenses	559,377	698,419
Depreciation of property, plant and equipment	3,456,821	3,767,767
Depreciation of leased assets	2,526,174	2,769,571
Impairment of receivables	463,688	510,243
Freight and haulage	10,333,725	9,693,250
Employee benefits and social securities	37,494,789	37,084,554
Maintenance	3,231,070	2,508,825
Energy and fuel	1,034,400	1,268,477
Supplies and materials	3,112,942	1,585,936
Mobility and travel	3,343,209	3,243,536
Publicity and advertising	3,436,143	4,512,595
Contingencies	362,248	61,948
Share-based incentives	11,086,366	2,557,996
Professional fees and outsourced services	7,753,244	12,317,623
Professional fees related parties	134,366	53,501
Office supplies and registrations fees	1,067,608	1,053,469
Insurance	1,760,701	2,441,596
Information technology expenses	2,852,565	2,342,642
Obsolescence	335,763	814,026
Taxes	9,899,954	8,904,179
Miscellaneous	148,095	504,011
Total	$ 110,877,728	$ 105,011,448